Going Concern	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
2. GOING CONCERN
The Company has incurred losses since its inception. The Company’s net loss was $16.9 million for the year ended December 31, 2022, and it used $19.4 million of cash for operating activities for the year ended December 31, 2022. The Company’s primary sources of liquidity are its cash and cash equivalents, with additional liquidity accessible, subject to market conditions and other factors, including limitations that may apply to the Company under applicable SEC and Nasdaq Capital Market (Nasdaq) regulations, from the capital markets, including under the Open Market Sale Agreement
SM
with Jefferies LLC (as amended, the ATM Facility).
As of December 31, 2022, the Company had $3.5 million of cash, cash equivalents, and restricted cash. The Company’s restricted cash is associated with its equipment financing leases and was $0.1 million as of December 31, 2022, and will be returned following the payoff of the lease obligations in 2023. Current liabilities were $1.7 million as of December 31, 2022.
On October 3, 2022, the Company entered into an amendment to the Open Market Sale Agreement with Jefferies for the ATM Facility that enables it, subject to the applicable baby shelf rules described below, to offer and sell up to 15,661,000 shares of its common stock. At its discretion, the Company determines the timing and number of shares to be issued under the ATM Facility. During the fourth quarter of 2022, the Company issued approximately 2.0 million shares of common stock under the ATM Facility for proceeds of $0.1 million net of commissions and payments for other share issuance costs. From December 31, 2022, through the date of this report, the Company has not issued any additional shares under the ATM Facility.
During the February 2022 Offering, the Company issued 3,880,000 shares of its common stock,
Pre-Funded
Warrants to purchase up to 3,880,000 shares of its common stock, and Common Warrants to purchase up to 7,760,000 shares of its common stock in the
Follow-On
Offering. In the aggregate, the Company received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.
The Company has incurred losses since its inception and anticipates that it will continue to generate losses for the next several years. Over the longer term and until the Company can generate cash flows sufficient to support its operating capital requirements, it expects to finance a portion of future cash needs through (i) cash on hand, (ii) commercialization activities, which may result in various types of revenue streams from (a) future product development agreements and technology licenses, including upfront and milestone payments, annual license fees, and royalties; and (b) product sales from its proprietary BioFactory production system; (iii) government or other third-party funding, (iv) public or private equity or debt financings, or (v) the execution of an alternative strategic transaction pursuant to the board of directors’ ongoing evaluation process, or (vi) a combination of the foregoing. However, capital generated by commercialization activities, if any, is expected to be received over a period of time and near-term additional capital may not be available on reasonable terms, if at all.
Although the Company has access to the ATM Facility, based on the Company’s public float, as of the date of the filing of this Annual Report, the Company is only permitted to utilize a “shelf” registration statement for primary offerings, including the registration statement under which the ATM Facility is operated, subject to Instruction I.B.
6
to Form
S-3,
which is referred to as the “baby shelf” rules. For so long as the Company’s public float is less than $
75,000,000
, it may not sell more than the equivalent of
one-third
of its public float during any
12
consecutive months pursuant to the baby shelf rules. While alternative public and private transaction structures may be available, these may require additional time and cost, may result in substantial dilution to existing stockholders, particularly in light of the Company’s current stock price, may impose operational restrictions on the Company, and may not be available on attractive terms or at all. Accordingly, the Company continuously assesses market conditions and available financing alternatives.
The Company’s ability to continue as a going concern will depend on its ability to obtain additional public or private equity or debt financing, obtain government or private grants and other similar types of funding, to consummate an alternative strategic transaction, attain further operating efficiencies, reduce or contain expenditures, and, ultimately, to generate revenue.
The Company believes that its cash, cash equivalents, and restricted cash as of December 31, 2022, considering continuing actions taken to reduce its operating expenses to enable the Transactions to close, the legal settlement discussed in Note 8 to the consolidated financial statements, and funding to be provided by Cibus are sufficient to fund its operations through the second quarter of 2023. The Company’s management has concluded there is substantial doubt regarding its ability to continue as a going concern because it will need to raise additional capital to support its business plan for a period of 12 months or more from the date of this filing.
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.
Management has implemented various cost reduction and other cash-focused measures to manage liquidity. If the Company is unable to raise additional capital in a sufficient amount or on acceptable terms or to consummate an alternative strategic transaction, the Company may have to implement increasingly stringent cost saving measures and significantly delay, scale back, or cease operations, in part or in full. If the Company raises additional funds through the issuance of additional debt or equity securities, including as part of a strategic alternative, it could result in substantial dilution to its existing stockholders and increased fixed payment obligations, and these securities may have rights senior to those of the Company’s shares of common stock. Any of these events could significantly harm the Company’s business, financial condition, and prospects.